Financial Costs and (Loss)/Gain on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	$ (3,232)	$ (2,978)	$ (6,144)	$ (6,437)
Interest expense on loans	(28,066)	(21,099)	(51,263)	(43,581)
Interest expense on bonds and realized loss on cross currency swaps	(7,442)	(8,451)	(14,915)	(11,971)
Finance lease charge	(2,634)	(2,722)	(5,262)	(5,436)
Loss arising on NOK bond repurchase at a premium		(1,459)		(1,459)
Other financial costs	(626)	(369)	(1,013)	(718)
Total financial costs	(42,000)	(37,078)	(78,597)	(69,602)
(Loss)/Gain on Derivatives
Unrealized (loss)/gain on derivative financial instruments held for trading (Note 14)	74	(3,487)	17,235	(1,172)
Realized (loss)/gain on interest rate swaps held for trading	1,003	(2,226)	390	(4,377)
Recycled loss of cash flow hedges reclassified to profit or loss		(4,368)		(4,368)
Realized gain on forward foreign exchange contracts held for trading	357	361	1,843	195
Ineffective portion of cash flow hedges	(267)		(530)
Total (loss)/gain on derivatives	$ 1,167	$ (9,720)	$ 18,938	$ (9,722)